Notes payable and Indebtedness to related parties, current (Details Narrative)		1 Months Ended		12 Months Ended
	Apr. 04, 2019 USD ($)	Nov. 30, 2022 USD ($)	Apr. 30, 2019	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CHF (SFr)
Short-Term Debt [Line Items]
Amortization of debt discount				$ 1,013,000	$ 624,000	$ 168,000
Production Capacity Investment Loan Agreement
Short-Term Debt [Line Items]
Unamortized debt discount				181,057		$ 511,128
Proceeds from loan agreement		$ 2,000,000
Loan payable				2,000,000
Loan payable, carrying value				1,818,943
Amortization of debt discount				$ 165,147	164,924
ExWorks | WISeCoin AG
Short-Term Debt [Line Items]
Long-Term Line of Credit	$ 4,000,000
Line of Credit Facility, Increase, Accrued Interest	80,000
Line of Credit Facility, Maximum Borrowing Capacity	$ 4,080,000
Interest rate			10.00%	10.00%
Line of Credit Facility, Expiration Date	Apr. 04, 2020
Unamortized debt discount	$ 160,000
Line of credit, outstanding				$ 4,030,000	4,030,000
Line of Credit | Third Party
Short-Term Debt [Line Items]
Short-term loan				1,818,943
Line of Credit | ExWorks
Short-Term Debt [Line Items]
Short-term loan				4,030,000
Loan Payable | Noncontrolling Shareholders
Short-Term Debt [Line Items]
Short-term loan				77,638	$ 78,950
Loan Payable | UBS
Short-Term Debt [Line Items]
Short-term loan				$ 51,384			SFr 46,600